Consolidated Statements of Income	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER SHARE (Note 16):
Basic weighted-average number of common shares outstanding	202,684	202,644	202,544
Diluted weighted-average number of common shares outstanding	202,782	202,644	202,544